Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 22, 2021	Dec. 31, 2015	Mar. 31, 2021	Mar. 31, 2016	Jun. 30, 2021	Jun. 30, 2016	Sep. 30, 2021	Sep. 30, 2016	Dec. 31, 2021	Dec. 31, 2016	Mar. 31, 2022	Mar. 31, 2017	Jun. 30, 2022	Jun. 30, 2017	Sep. 30, 2022	Sep. 30, 2017	Dec. 31, 2022	Dec. 31, 2017	Mar. 31, 2023	Mar. 31, 2018	Jun. 30, 2023	Jun. 30, 2018	Sep. 30, 2023	Sep. 30, 2018	Dec. 31, 2023	Dec. 31, 2018	Mar. 31, 2024	Mar. 31, 2019	Jun. 30, 2024	Jun. 30, 2019	Sep. 30, 2024	Sep. 30, 2019	Dec. 31, 2024	Dec. 31, 2019	Mar. 31, 2025	Mar. 31, 2020	Jun. 30, 2025	Jun. 30, 2020	Sep. 30, 2025	Sep. 30, 2020	Dec. 31, 2025	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005436
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,274		$ 10,678		$ 11,115		$ 11,928		$ 12,322		$ 12,592		$ 13,143		$ 13,858		$ 13,547		$ 13,789		$ 14,339		$ 12,569		$ 13,950		$ 14,548		$ 14,875		$ 15,910		$ 11,397		$ 12,922		$ 13,329		$ 16,120	$ 18,277	$ 19,095	$ 18,902	$ 20,259	$ 20,781	$ 18,560	$ 17,359	$ 19,595	$ 19,466	$ 20,094	$ 19,457	$ 21,485	$ 23,379	$ 23,202	$ 24,787	$ 24,038	$ 25,007	$ 25,538	$ 26,518	$ 27,542
C000005437
Account Value [Line Items]
Accumulated Value		10,000		10,268		10,665		11,095		11,894		12,280		12,542		13,080		13,778		13,459		13,692		14,227		12,459		13,818		14,407		14,712		15,720		11,258		12,748		13,146		15,884	17,994	18,781	18,580	19,896	20,388	18,203	17,004	19,185	19,047	19,648	19,008	20,977	22,806	22,616	24,143	23,393	24,318	24,807	25,744	26,712
C000005438
Account Value [Line Items]
Accumulated Value		10,000		10,261		10,648		11,071		11,863		12,241		12,488		13,017		13,704		13,379		13,598		14,122		12,356		13,697		14,264		14,567		15,556		11,131		12,595		12,974		15,669	17,738	18,505	18,287	19,574	20,048	17,884	16,703	18,828	18,683	19,255	18,625	20,534	22,310	22,110	23,591	22,848	23,733	24,208	25,105	26,040
C000166330
Account Value [Line Items]
Accumulated Value		500,000		513,880		534,094		556,273		596,984		616,896		630,590		658,344		694,346		678,761		691,120		719,089		630,377		699,648		730,094		746,452		798,617		572,438		648,993		669,675		810,091	918,707	959,828	950,364	1,018,863	1,045,671	934,429	873,896	987,106	980,573	1,012,524	980,726	1,083,300	1,178,877	1,170,326	1,250,739	1,213,268	1,262,533	1,289,642	1,339,657	1,391,848
C000225772
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,535		$ 11,021		$ 10,927		$ 11,731		$ 12,052		$ 10,784		$ 10,103		$ 11,426		$ 11,366		$ 11,753		$ 11,401		$ 12,613		$ 13,744		$ 13,664		$ 14,621		$ 14,204		$ 14,803		$ 15,141		$ 15,749		$ 16,388
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747	1,089,787	1,179,583	1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000		10,168		11,006		10,994		12,014		11,380		9,480		9,056		9,707		10,404		11,276		10,909		12,226		13,451		13,884		14,749		15,137		14,422		16,008		17,316		17,733
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value		10,000		10,164		10,630		11,000		11,734		12,118		12,281		12,663		13,337		12,960		13,112		13,860		12,235		13,695		14,221		14,414		15,482		11,344		12,965		13,690		15,915	17,706	18,628	18,483	19,919	19,772	17,358	16,383	18,418	18,603	19,361	18,748	20,529	22,373	21,889	23,953	23,478	23,980	24,888	26,215	27,213
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value		10,000		10,164		10,630		11,000		11,734		12,118		12,281		12,663		13,337		12,960		13,112		13,860		12,235		13,695		14,221		14,414		15,482		11,344		12,965		13,690		15,915	17,706	18,628	18,483	19,919	19,772	17,358	16,383	18,418	18,603	19,361	18,748	20,529	22,373	21,889	23,953	23,478	23,980	24,888	26,215	27,213
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value		10,000		10,164		10,630		11,000		11,734		12,118		12,281		12,663		13,337		12,960		13,112		13,860		12,235		13,695		14,221		14,414		15,482		11,344		12,965		13,690		15,915	17,706	18,628	18,483	19,919	19,772	17,358	16,383	18,418	18,603	19,361	18,748	20,529	22,373	21,889	23,953	23,478	23,980	24,888	26,215	27,213
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 508,192		$ 531,483		$ 549,983		$ 586,702		$ 605,879		$ 614,026		$ 633,152		$ 666,872		$ 647,977		$ 655,595		$ 692,988		$ 611,740		$ 684,748		$ 711,073		$ 720,712		$ 774,104		$ 567,186		$ 648,241		$ 684,495		$ 795,745	$ 885,306	$ 931,415	$ 924,150	$ 995,958	$ 988,611	$ 867,895	$ 819,141	$ 920,884	$ 930,149	$ 968,048	$ 937,411	$ 1,026,442	$ 1,118,674	$ 1,094,444	$ 1,197,649	$ 1,173,925	$ 1,198,997	$ 1,244,404	$ 1,310,728	$ 1,360,653
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,451		$ 10,995		$ 10,909		$ 11,757		$ 11,670		$ 10,245		$ 9,670		$ 10,871		$ 10,980		$ 11,427		$ 11,066		$ 12,117		$ 13,205		$ 12,919		$ 14,138		$ 13,858		$ 14,154		$ 14,690		$ 15,473		$ 16,062